Subsequent Events (Details) (Loans to the Company, USD $)	3 Months Ended
Mar. 31, 2014
Minimum
Convertible Notes Payable, Interest Rate Range	5.00%
Convertible Notes Payable, Conversion Price Range	$ 0.07
Maximum
Convertible Notes Payable, Interest Rate Range	7.00%
Convertible Notes Payable, Conversion Price Range	$ 0.08